Royalties and license fees (Details) SFr in Thousands	12 Months Ended
Dec. 31, 2023 CHF (SFr)
University of Zurich
Disclosure Of Detailed Information About Royalties And License Fees [Line Items]
Royalties, minimum amount required to pay in total	SFr 10